Northern Lights Fund Trust

Ascendant Deep Value Convertibles Fund

Ascendant Tactical Yield Fund

Incorporated herein by reference is the definitive version of the supplement for

Ascendant Deep Value Convertibles Fund, Ascendant Tactical Yield Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 11, 2016 (SEC Accession No. 0001580642-16-006782).